Notes to the Balance Sheet - Summary of Right of use Assets and Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right of use Assets and Lease Liabilities [Line Items]
Beginning balance	€ 45,060,360	€ 42,485,000
Additions	1,505,000	6,224,000
Depreciation of Right-of-Use Assets	(8,280,000)	(3,942,000)	€ (3,648,000)
Interest Expenses on Lease Liabilities	924,000	1,051,000	1,157,000
Disposals	(27,000)	0
Value adjustment	(27,043,000)	0
Foreign Currency Translation Differences from Consolidation	(115,000)	292,000
Ending balance	11,100,166	45,060,360	42,485,000
Ending balance lease liabilities	12,425,000
Building
Right of use Assets and Lease Liabilities [Line Items]
Beginning balance	40,053,000	41,051,000
Additions	2,000	2,146,000
Depreciation of Right-of-Use Assets	(6,966,000)	(3,424,000)
Disposals	0	0
Value adjustment	(25,855,000)	0
Foreign Currency Translation Differences from Consolidation	(102,000)	280,000
Ending balance	7,132,000	40,053,000	41,051,000
Cars
Right of use Assets and Lease Liabilities [Line Items]
Beginning balance	146,000	246,000
Additions	106,000	31,000
Depreciation of Right-of-Use Assets	(127,000)	(131,000)
Disposals	0	0
Value adjustment	0	0
Foreign Currency Translation Differences from Consolidation	0	0
Ending balance	125,000	146,000	246,000
Technical Equipment
Right of use Assets and Lease Liabilities [Line Items]
Beginning balance	4,862,000	1,188,000
Additions	1,397,000	4,047,000
Depreciation of Right-of-Use Assets	(1,187,000)	(387,000)
Disposals	(27,000)	0
Value adjustment	(1,188,000)	0
Foreign Currency Translation Differences from Consolidation	(13,000)	14,000
Ending balance	3,844,000	4,862,000	1,188,000
Lease Liabilities
Right of use Assets and Lease Liabilities [Line Items]
Beginning balance lease liabilities	45,781,000	42,584,000
Additions lease liabilities	1,505,000	6,224,000
Interest Expenses on Lease Liabilities	924,000	1,051,000
Lease Payments	(8,581,000)	(4,446,000)
Disposals, lease liabilities	0	0
Lease liabilities change in value	(27,054,000)	0
Foreign exchange gain (loss), lease liabilities	(150,000)	368,000
Ending balance lease liabilities	€ 12,425,000	€ 45,781,000	€ 42,584,000